Prospectus Investor Class [Member] Investment Strategy - Prospectus-Investor Class - Payden Emerging Markets Local Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]
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Under normal market conditions, the Fund invests at least 80% of its total assets in a wide variety of Bonds. “Bonds” include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank), or credit-linked notes issued with respect to such securities and (2) debt securities and commercial paper issued by U.S. and foreign companies, or credit-linked notes issued with respect to such securities.

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Under normal market conditions, the Fund invests at least 80% of its total assets in Emerging Market Investments. “Emerging Market Investments” include Bonds and other debt instruments and income-producing securities that are issued by governments, agencies and instrumentalities of emerging market countries and other issuers organized, headquartered or principally located in emerging market countries, or that are denominated in the local currency of an emerging market country (“Emerging Market Currency”), or whose performance is linked to an emerging market country’s currency, markets, economy or ability to repay loans. Generally, an “emerging market country” is any country which the International Monetary Fund, the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy.

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Emerging Market Investments also include Emerging Market Currencies and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) used to hedge or gain exposure to the securities markets of emerging market countries or Emerging Market Currencies. The Fund may use derivatives to a significant extent, including in particular, currency contracts, futures, interest rate swaps and credit-linked notes.

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Under normal market conditions, a significant portion of the Fund’s investments will be denominated in Emerging Market Currencies. However, Emerging Market Investments may be denominated in non-Emerging Market Currencies, including the U.S. dollar.

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The Fund may invest up to 20% of its total assets in debt instruments and income-producing securities that are not Bonds, including for example, loans made by U.S. and foreign companies, the Payden Emerging Markets Bond Fund and the Payden Emerging Markets Corporate Bond Fund.

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The Fund may invest up to 20% of its total assets in Bonds and other debt instruments and income-producing securities other than Emerging Market Investments, including those of issuers located in countries with developed securities markets.

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Under normal market conditions, the Fund may invest a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.

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Permitted investments also include currencies and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) used to hedge or gain exposure to the securities markets of emerging market countries or currencies.

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Under normal market conditions, the average portfolio duration of the Fund varies within two years (plus or minus) of the duration of the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), which as of February 6, 2026 was 5.39 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the impact of either an increase or a decrease in interest rates will be greater for a fund that has a longer duration than for a fund that has a shorter duration.

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To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

ª	The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.